July 2017
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
www.usbank.com/abs
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, N.A.
UBS Real Estate Securities Inc.
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank National Association
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Servicer:
Midland Loan Services, a Division of PNC Bank, National
Association
Rating Agency:
Morningstar Credit Ratings, LLC
Fitch Ratings, Inc.
Kroll Bond Rating Agency, Inc.
Moody's Investors Service, Inc.
Payment Date:
Jul 17, 2017
Prior Payment:
Jun 16, 2017
Next Payment:
Aug 17, 2017
Record Date:
Jun 30, 2017
Determination Date:
Jul 11, 2017
First Payment Date:
Oct 19, 2015
Closing Date:
Sep 24, 2015
Final Distribution Date:
Sep 18, 2048
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Miscellaneous Detail

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

Defeased Loan Detail

Material Breaches and Document Defects

Revised: Jul 14, 2017

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
1.60800%
38,700,000.00
28,288,774.00
533,567.06
37,906.96
571,474.02
0.00
27,755,206.94
A-SB
3.42900%
62,400,000.00
62,400,000.00
0.00
178,308.00
178,308.00
0.00
62,400,000.00
A-3
3.44100%
200,000,000.00
200,000,000.00
0.00
573,500.00
573,500.00
0.00
200,000,000.00
A-4
3.70500%
228,996,000.00
228,996,000.00
0.00
707,025.15
707,025.15
0.00
228,996,000.00
A-S
3.98900%
50,170,000.00
50,170,000.00
0.00
166,773.44
166,773.44
0.00
50,170,000.00
B
4.36589%
50,169,000.00
50,169,000.00
0.00
182,526.78
182,526.78
0.00
50,169,000.00
C
4.36589%
33,010,000.00
33,010,000.00
0.00
120,098.25
120,098.25
0.00
33,010,000.00
D
3.16700%
39,879,000.00
39,879,000.00
0.00
105,247.33
105,247.33
0.00
39,879,000.00
E
3.11589%
17,038,000.00
17,038,000.00
0.00
44,240.39
44,240.39
0.00
17,038,000.00
F
3.11589%
7,573,000.00
7,573,000.00
0.00
19,663.84
19,663.84
0.00
7,573,000.00
G
3.11589%
7,573,000.00
7,573,000.00
0.00
19,663.84
19,663.84
0.00
7,573,000.00
H
3.11589%
21,772,331.00
21,772,331.00
0.00
51,515.05
51,515.05
0.00
21,772,331.00
X-A
0.90978%
530,096,000.00
519,684,774.00
0.00
393,996.95
393,996.95
0.00
519,151,206.94
X-B
0.37689%
50,170,000.00
50,170,000.00
0.00
15,756.97
15,756.97
0.00
50,170,000.00
X-D
1.19889%
39,879,000.00
39,879,000.00
0.00
39,841.98
39,841.98
0.00
39,879,000.00
X-E
1.25000%
17,038,000.00
17,038,000.00
0.00
17,747.92
17,747.92
0.00
17,038,000.00
X-FG
1.25000%
15,146,000.00
15,146,000.00
0.00
15,777.08
15,777.08
0.00
15,146,000.00
X-NR
1.25000%
21,772,331.00
21,772,331.00
0.00
22,679.51
22,679.51
0.00
21,772,331.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
757,280,331.00
746,869,105.00
533,567.06
2,712,269.42
3,245,836.48
0.00
746,335,537.94
July 2017
PAYMENT DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revised: Jul 14, 2017

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit
Balance
A-1
06054AAU3
730.97607235
13.78726253
0.97950794
14.76677047
0.00000000
717.18880982
A-SB
06054AAV1
1,000.00000000
0.00000000
2.85750000
2.85750000
0.00000000
1,000.00000000
A-3
06054AAW9
1,000.00000000
0.00000000
2.86750000
2.86750000
0.00000000
1,000.00000000
A-4
06054AAX7
1,000.00000000
0.00000000
3.08750000
3.08750000
0.00000000
1,000.00000000
A-S
06054ABB4
1,000.00000000
0.00000000
3.32416667
3.32416667
0.00000000
1,000.00000000
B
06054ABC2
1,000.00000000
0.00000000
3.63823831
3.63823831
0.00000000
1,000.00000000
C
06054ABD0
1,000.00000000
0.00000000
3.63823831
3.63823831
0.00000000
1,000.00000000
D
06054ABE8
1,000.00000000
0.00000000
2.63916667
2.63916667
0.00000000
1,000.00000000
E
06054AAG4/U0664AAD3
1,000.00000000
0.00000000
2.59657164
2.59657164
0.00000000
1,000.00000000
F
06054AAJ8/U0664AAE1
1,000.00000000
0.00000000
2.59657164
2.59657164
0.00000000
1,000.00000000
G
06054AAL3/U0664AAF8
1,000.00000000
0.00000000
2.59657164
2.59657164
0.00000000
1,000.00000000
H
06054AAN9/U0664AAG6
1,000.00000000
0.00000000
2.36607871
2.36607871
0.00000000
1,000.00000000
X-A
06054AAY5
980.35973484
0.00000000
0.74325584
0.74325584
0.00000000
979.35318686
X-B
06054AAZ2
1,000.00000000
0.00000000
0.31407164
0.31407164
0.00000000
1,000.00000000
X-D
06054ABA6
1,000.00000000
0.00000000
0.99907164
0.99907164
0.00000000
1,000.00000000
X-E
06054AAA7/U0664AAA9
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-FG
06054AAC3/U0664AAB7
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
X-NR
06054AAE9/U0664AAC5
1,000.00000000
0.00000000
1.04166667
1.04166667
0.00000000
1,000.00000000
R
06054AAS8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
V
06054AAQ2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
July 2017
FACTOR DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revised: Jul 14, 2017

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
Principal
Principal
Allocation
Deficit
Balance
Loss
A-1
28,288,774.00
533,567.06
0.00
0.00
0.00
27,755,206.94
0.00
A-SB
62,400,000.00
0.00
0.00
0.00
0.00
62,400,000.00
0.00
A-3
200,000,000.00
0.00
0.00
0.00
0.00
200,000,000.00
0.00
A-4
228,996,000.00
0.00
0.00
0.00
0.00
228,996,000.00
0.00
A-S
50,170,000.00
0.00
0.00
0.00
0.00
50,170,000.00
0.00
B
50,169,000.00
0.00
0.00
0.00
0.00
50,169,000.00
0.00
C
33,010,000.00
0.00
0.00
0.00
0.00
33,010,000.00
0.00
D
39,879,000.00
0.00
0.00
0.00
0.00
39,879,000.00
0.00
E
17,038,000.00
0.00
0.00
0.00
0.00
17,038,000.00
0.00
F
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
G
7,573,000.00
0.00
0.00
0.00
0.00
7,573,000.00
0.00
H
21,772,331.00
0.00
0.00
0.00
0.00
21,772,331.00
0.00
Totals:
746,869,105.00
533,567.06
0.00
0.00
0.00
746,335,537.94
0.00
July 2017
PRINCIPAL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revised: Jul 14, 2017

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt'l
Distribution
Unpaid Int
Class
Interest
Shortfall
Allocation
Shortfall
Fees
Premium
Amount*
Interest Amt
Amount
Shortfall
A-1
37,906.96
0.00
0.00
0.00
0.00
0.00
0.00
0.00
37,906.96
0.00
A-SB
178,308.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
178,308.00
0.00
A-3
573,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
573,500.00
0.00
A-4
707,025.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
707,025.15
0.00
A-S
166,773.44
0.00
0.00
0.00
0.00
0.00
0.00
0.00
166,773.44
0.00
B
182,526.78
0.00
0.00
0.00
0.00
0.00
0.00
0.00
182,526.78
0.00
C
120,098.25
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120,098.25
0.00
D
105,247.33
0.00
0.00
0.00
0.00
0.00
0.00
0.00
105,247.33
0.00
E
44,240.39
0.00
0.00
0.00
0.00
0.00
0.00
0.00
44,240.39
0.00
F
19,663.84
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,663.84
0.00
G
19,663.84
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,663.84
0.00
H
56,533.42
0.00
0.00
5,018.37
0.00
0.00
0.00
0.00
51,515.05
44,389.76
X-A
393,996.95
0.00
0.00
0.00
0.00
0.00
0.00
0.00
393,996.95
0.00
X-B
15,756.97
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,756.97
0.00
X-D
39,841.98
0.00
0.00
0.00
0.00
0.00
0.00
0.00
39,841.98
0.00
X-E
17,747.92
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,747.92
0.00
X-FG
15,777.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15,777.08
0.00
X-NR
22,679.51
0.00
0.00
0.00
0.00
0.00
0.00
0.00
22,679.51
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,717,287.79
0.00
0.00
5,018.37
0.00
0.00
0.00
0.00
2,712,269.42
44,389.76
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
July 2017
INTEREST DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revised: Jul 14, 2017

Interest
Fees
Scheduled Interest
2,726,019.28
Servicing Fee
4,972.73
Interest Adjustments
(11,198.04)
Trustee/Certificate Administrator Fee
2,551.82
Deferred Interest
0.00
Special Servicing Fee
2,000.00
Net Prepayment Shortfall
0.00
Workout Fee
0.00
Net Prepayment Interest Excess
0.00
Liquidation Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Special Serv Fee plus Adj.
2,000.00
Interest Collections
2,714,821.24
CREFC Intellectual Property Royalty License Fee
311.21
Trust Advisor Fee
895.73
Extension Fee
0.00
Principal
Fee Distributions
10,731.49
Scheduled Principal
533,567.06
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
(20.89)
Principal Collections
533,567.06
Net ASER Amount
3,039.26
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
2,000.00
Other Expenses of the Trust
5,018.37
Other
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
2,712,269.42
Principal Distribution
533,567.06
Total Collections
3,248,388.30
Prepayment Premium
0.00
Available Distribution Amount
3,245,836.48
Total Distributions
3,248,388.30
Start
End
Interest Accrual Period
6/1/2017
6/30/2017
Funds Collection
Funds Distribution
July 2017
RECONCILIATION OF FUNDS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revised: Jul 14, 2017

P&I Advances
Beginning Stated Principal Balance
746,869,105.47
* Total Current
Ending Stated Principal Balance
746,335,538.41
Advance
Ending Unpaid Balance
746,409,555.13
Total
Not Provided
Mortgage Loan Count
42
Unreimbursed Advances
Aggregate Principal Balance
746,335,538.41
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
97
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate (excluding REO Loans)
4.379915%
Total
1,455.26
7,759.40
175,334.24
* Current advances are not provided by the Servicer
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
July 2017
MISCELLANEOUS DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7

Revised: Jul 14, 2017

July 2017
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

Revised: Jul 14, 2017

July 2017
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
1
4,174,999.30
0
0
0.00
0
0.00
Jul 2017
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,180,724.68
0
0
0.00
0
0.00
Jun 2017
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,185,855.96
0
0
0.00
0
0.00
May 2017
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
3,234,296.88
0
1
4,191,536.94
0
0
0.00
0
0.00
Apr 2017
0.00
0.4%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,196,622.53
0
0
0.00
0
0.00
Mar 2017
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,203,405.63
0
0
0.00
0
0.00
Feb 2017
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,208,441.06
0
0
0.00
0
0.00
Jan 2017
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,213,455.21
0
0
0.00
0
0.00
Dec 2016
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,219,023.30
0
0
0.00
0
0.00
Nov 2016
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
4,223,992.73
0
0
0.00
0
0.00
Oct 2016
0.00
0.0%
0.0%
0.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
4,229,517.72
0.00
1
0
0.00
0
0
0.00
0
0.00
Sep 2016
0.00
0.0%
0.6%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
2
0.00
7,500,093.20
0
0
0.00
0
0
0.00
0
0.00
Aug 2016
0.00
1.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
4,239,347.07
0
0
0.00
0
0
0.00
0
0.00
Jul 2016
0.00
0.6%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Revised: Jul 14, 2017

July 2017
Delinquency Summary Report
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
41
742,160,539.11
99.44%
742,164,745.87
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
4,174,999.30
0.56%
4,244,809.26
42
746,335,538.41
100.00%
746,409,555.13
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
41
742,160,539.11
99.44%
742,164,745.87
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
4,174,999.30
0.56%
4,244,809.26
42
746,335,538.41
100.00%
746,409,555.13
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Revised: Jul 14, 2017

July 2017
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

Revised: Jul 14, 2017

July 2017
INTEREST ADJUSTMENT RECONCILIATION
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
2,000.00
0.00
0.00
3,039.26
0.00
0.00
0.00
0.00
0.00
4,174,999.30
0.00
0.00
32
0.00
0.00
0.00
0.00
0.00
0.00
-20.89
0.00
0.00
3,222,191.65
0.00
0.00
36
7,397,190.95
Count:
Totals:
2
2,000.00
0.00
0.00
3,039.26
0.00
0.00
-20.89
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
5,018.37
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Revised: Jul 14, 2017

July 2017
APPRAISAL REDUCTION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
32
Lockport Square
06/06/2016
740,787.12
05/11/2017
4,025,000.00
10/22/2016
3,039.26
22,802.63
Count:
Totals:
1
740,787.12
4,025,000.00
3,039.26
22,802.63

Revised: Jul 14, 2017

July 2017
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Office
MA
04/06/29
N
70,028,685.65
384,789.19
0.00
07/06/17
0.00
0
244,088.60
0.00
4.174
1.54
12/31/16
2
Office
NY
09/01/25
N
70,000,000.00
257,833.33
0.00
07/01/17
0.00
0
257,833.33
0.00
4.420
4.10
12/31/16
3
Lodging
TX
09/01/25
N
67,822,216.14
339,063.69
0.00
07/01/17
0.00
0
233,236.60
0.00
4.120
2.53
12/31/16
4
Multifamily
CA
09/06/25
N
52,500,000.00
199,129.88
0.00
07/06/17
0.00
0
199,129.88
0.00
4.552
1.68
12/31/16
5
Retail
NH
07/01/25
N
50,000,000.00
171,166.67
0.00
07/01/17
0.00
0
171,166.67
0.00
4.108
2.44
12/31/16
6
Office
CA
09/06/25
N
42,994,304.50
232,585.45
0.00
07/06/17
0.00
0
136,453.05
0.00
3.800
2.33
12/31/16
7
Industrial
NJ
08/06/25
N
41,500,000.00
148,172.29
0.00
07/06/17
0.00
0
148,172.29
0.00
4.285
1.54
12/31/16
8
Lodging
NY
08/06/25
N
33,362,469.95
208,698.57
0.00
07/06/17
0.00
0
132,389.70
0.00
4.751
1.98
12/31/16
9
Multifamily
MD
08/06/25
N
28,400,000.00
110,177.80
0.00
07/06/17
0.00
0
110,177.80
0.00
4.655
1.52
12/31/16
10
Industrial
WA
09/06/25
N
25,200,000.00
91,826.70
0.00
07/06/17
0.00
0
91,826.70
0.00
4.373
2.31
12/31/16
11
Multifamily
KY
09/06/25
N
22,050,000.00
86,042.78
0.00
07/06/17
0.00
0
86,042.78
0.00
4.683
1.76
12/31/16
12
Retail
XX
07/06/25
N
20,100,000.00
73,808.88
0.00
07/06/17
0.00
0
73,808.88
0.00
4.407
1.84
13
Retail
CA
09/06/25
N
17,150,000.00
65,795.98
0.00
07/06/17
0.00
0
65,795.98
0.00
4.604
1.77
12/31/16
14
Lodging
TX
09/06/25
N
16,500,000.00
57,928.75
0.00
07/06/17
0.00
0
57,928.75
0.00
4.213
4.04
12/31/16
15
Retail
CA
09/06/25
N
15,014,178.54
74,716.03
0.00
07/06/17
0.00
0
51,128.40
0.00
4.080
2.44
12/31/16
16
Multifamily
CA
09/01/25
N
15,000,000.00
55,875.00
0.00
07/01/17
0.00
0
55,875.00
0.00
4.470
1.63
12/31/16
17
Retail
TX
08/06/25
N
14,780,000.00
54,883.07
0.00
07/06/17
0.00
0
54,883.07
0.00
4.456
1.84
12/31/16
18
Retail
XX
09/01/25
N
14,300,000.00
53,896.70
0.00
07/06/17
0.00
0
53,896.70
0.00
4.523
2.37
12/31/16
19
Multifamily
XX
08/06/25
N
12,626,707.04
68,021.96
0.00
07/06/17
0.00
0
50,329.98
0.00
4.777
1.50
12/31/16
20
Retail
CA
09/01/25
N
9,500,000.00
36,487.92
0.00
07/01/17
0.00
0
36,487.92
0.00
4.609
1.68
12/31/16
21
Self Storage
VA
09/06/25
N
9,300,000.00
34,933.12
0.00
07/06/17
0.00
0
34,933.12
0.00
4.508
2.80
12/31/16
22
Lodging
VA
07/06/25
N
8,752,275.62
55,377.69
0.00
07/06/17
0.00
0
39,507.80
0.00
5.407
1.41
12/31/16
23
Retail
CA
09/06/25
N
8,772,166.05
49,417.20
0.00
07/06/17
0.00
0
38,058.28
0.00
5.200
1.16
12/31/16
24
Retail
CA
08/06/25
N
8,500,000.00
30,514.29
0.00
07/06/17
0.00
0
30,514.29
0.00
4.308
2.34
12/31/16
25
Mobile Home
FL
08/06/25
N
7,830,144.01
39,943.92
0.00
07/06/17
0.00
0
28,009.29
0.00
4.286
1.27
12/31/16
26
Self Storage
CA
09/01/25
N
5,824,137.55
30,187.59
0.00
07/01/17
0.00
0
21,581.15
0.00
4.440
1.93
12/31/16
27
Multifamily
TX
08/01/25
N
5,900,000.00
22,326.58
0.00
07/01/17
0.00
0
22,326.58
0.00
4.541
3.20
12/31/16
28
Multifamily
TX
11/01/24
N
5,472,000.00
19,425.60
0.00
07/01/17
0.00
0
19,425.60
0.00
4.260
0.00
29
Mobile Home
MI
06/01/25
N
4,950,000.00
17,898.38
0.00
07/01/17
0.00
0
17,898.38
0.00
4.339
2.33
12/31/16
30
Multifamily
CA
08/01/25
N
4,550,000.00
16,884.29
0.00
07/01/17
0.00
0
16,884.29
0.00
4.453
1.53
12/31/16
31
Self Storage
VA
09/06/25
N
4,400,000.00
16,527.50
0.00
07/06/17
0.00
0
16,527.50
0.00
4.508
2.78
12/31/16
32
Retail
09/06/16 IL
07/06/25
N
4,174,999.30
22,895.27
0.00
06/06/16
0.00
6
17,169.89
0.00
4.928
1.52
06/30/16
33
Self Storage
XX
09/06/25
N
3,900,000.00
14,395.88
0.00
07/06/17
0.00
0
14,395.88
0.00
4.430
3.61
34
Self Storage
CA
08/06/25
N
3,700,000.00
13,204.07
0.00
07/06/17
0.00
0
13,204.07
0.00
4.282
2.87
12/31/16
35
Office
CT
07/06/25
N
3,548,124.68
21,511.00
0.00
07/06/17
0.00
0
14,648.92
0.00
4.945
1.27
12/31/16
36
Office
FL
08/06/25
N
3,222,191.65
18,136.74
0.00
06/06/17
0.00
B
13,929.98
0.00
5.181
1.35
12/31/16
37
Retail
PA
08/06/25
N
3,118,343.68
18,530.68
0.00
07/06/17
0.00
0
12,370.43
0.00
4.751
1.59
12/31/16
38
Self Storage
CA
08/06/25
N
2,900,000.00
10,349.13
0.00
07/06/17
0.00
0
10,349.13
0.00
4.282
2.80
12/31/16
39
Self Storage
VA
09/06/25
N
2,500,000.00
9,225.00
0.00
07/06/17
0.00
0
9,225.00
0.00
4.428
3.74
12/31/16
40
Self Storage
VA
09/06/25
N
2,500,000.00
9,286.46
0.00
07/06/17
0.00
0
9,286.46
0.00
4.458
4.74
12/31/16
41
Self Storage
XX
09/06/25
N
1,907,594.05
10,426.56
0.00
07/06/17
0.00
0
7,832.41
0.00
4.920
1.40

Revised: Jul 14, 2017

July 2017
LOAN LEVEL DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Self Storage
CA
08/01/25
N
1,785,000.00
7,288.75
0.00
07/01/17
0.00
0
7,288.75
0.00
4.900
2.22
12/31/16
746,335,538.41
3,259,586.34
0.00
0.00
42
Totals:
Count:
2,726,019.28
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

Revised: Jul 14, 2017

July 2017
HISTORICAL LOAN MODIFICATION REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
1
70,028,685.65
Per section 1(a), section 1.1 of the Loan Agreement is amended by deleting in its entirety the defined term ''Note A-4'' and by adding the following new term: ''Note B'' shall mean as of the date hereof, in the stated principal amount of $34,000,000.00.
70,028,685.65
12
20,100,000.00
-Updated the principal balance of the A-1 Note from $15,000,000 to $19,900,000 effective 9/6/2015.
-Updated the principal balance of the A-2 Note from $25,000,000 to $20,100,000 effective 9/6/2015
20,100,000.00

Revised: Jul 14, 2017

July 2017
REO STATUS REPORT
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Revised: Jul 14, 2017

July 2017
DEFEASED LOAN DETAIL
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

Revised: Jul 14, 2017

July 2017
MATERIAL BREACHES AND DOCUMENT DEFECTS
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

Revised: Jul 14, 2017